Consolidated Statements of Cash Flows (Diversey Holdings Inc, USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Oct. 01, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Diversey Holdings Inc
Cash flows from operating activities:
Net income (loss)	$ 40,294	$ 38,922	$ 32,730	$ (48,625)	$ (59,521)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	76,747	70,999	98,763	93,030	104,277
Amortization of intangibles	10,756	13,101	18,065	19,067	23,959
Amortization and direct expense of debt issuance costs	11,730	11,088	19,240	16,832	5,211
Accretion of original issue discount	3,870	3,218	4,774	356
Interest accreted on notes payable		12,469	12,469	66	4,244
Interest accrued on long-term receivables- related parties				(2,551)	(2,749)
Deferred income taxes	8,618	18,753	16,814	2,765	(21,620)
(Gain) loss on disposal of discontinued operations		842	842	(176)	(10,471)
(Gain) loss from divestitures		108	3	208	(1,282)
Japan inventory loss	701
(Gain) loss on property, plant and equipment disposals	(525)	353	153	726	736
Stock-based compensation	8,672	11,075	12,302
Impairment of Investments			5,900
Other	6,445	7,478	5,363	6,367	6,430
Changes in operating assets and liabilities, net of effects from acquisitions and divestitures of businesses:
Restricted cash				(27,404)	(49,463)
Accounts receivable securitization			(17,524)	(24,997)	(10,200)
Accounts receivable	(37,489)	807	21,422	33,048	21,948
Inventories	(28,969)	(29,439)	(11,317)	13,952	(2,430)
Other current assets	(17,609)	(4,629)	4,529	(26,248)	(13,364)
Accounts payable and accrued expenses	(41,136)	(59,082)	(49,970)	58,353	(13,199)
Other assets	(19,452)	(2,731)	(15,981)	(29,714)	13,689
Long-term, acquisition-related receivables from Unilever				86,079
Other liabilities	(13,980)	(14,572)	(19,544)	3,281	8,600
Long-term, acquisition-related payables from Unilever				(30,630)
Net cash provided by operating activities	8,673	78,760	139,033	143,785	4,795
Cash flows from investing activities:
Capital expenditures	(62,557)	(45,866)	(76,838)	(68,689)	(98,015)
Expenditures for capitalized computer software	(17,359)	(8,690)	(17,824)	(25,605)	(23,196)
Proceeds from property, plant and equipment disposals	1,874	2,642	3,506	8,216	3,048
Acquisitions of businesses and other intangibles	(2,463)		(3,914)	(1,737)	(7,584)
Dividends from unconsolidated affiliates		598	1,046
Proceeds from (Net costs of) divestiture of businesses		(950)	(161)	(1,348)	127,564
Net cash provided by (used) in investing activities	(80,505)	(52,266)	(94,185)	(89,163)	1,817
Cash flows from financing activities:
Proceeds from (repayments of) short-term borrowings, net	31,421	(1,351)	(5,200)	(1,804)	10,985
Proceeds from long-term borrowings				1,603,396	1,050
Repayments of long-term borrowings	(7,296)	(56,382)	(133,840)	(1,444,361)	(13,820)
Repayment of related party long-term note				(1,050)
Payment of costs for equity redemption and issuance		(961)	(961)	(32,875)
Proceeds from the issuance of new class A common				486,900
Proceeds related to new stock-based long-term incentive plans	70	9,345	9,468
Repurchase and redemption of Class B equity	(2,920)			(445,948)
Repurchase of equity			(943)
Payment of debt issuance costs	(2,806)	(4,949)	(4,949)	(82,377)	(123)
Dividends paid	(85)	(80)	(78)	(370)
Net cash provided by (used) in financing activities	18,384	(54,378)	(136,503)	81,511	(1,908)
Effect of exchange rate changes on cash and cash equivalents	(6,364)	7,278	11,036	5,657	6,043
Change in cash and cash equivalents	(59,812)	(20,606)	(80,619)	141,790	10,747
Beginning balance	169,094	249,713	249,713	107,923	97,176
Ending balance	109,282	169,094	169,094	249,713	107,923
Cash paid during the period:
Interest, net	67,422	69,110	114,205	132,132	136,264
Income taxes	$ 48,689	$ 27,353	$ 38,358	$ 35,019	$ 39,568